UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
             OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number               811-21399
                                  -------------------------------------

			           The Aegis Funds
-----------------------------------------------------------------------
           (Exact name of registrant as specified in charter)


          1100 N. Glebe Road, Suite 1040, Arlington, VA  22201
-----------------------------------------------------------------------
          (Address of principal executive offices) (Zip code)


                          Aegis Financial Corp.
          1100 N. Glebe Road, Suite 1040, Arlington, VA  22201
-----------------------------------------------------------------------
                 (Name and address of agent for service)


Registrant's telephone number, including area code:   (703) 528-7788
                                                   --------------------

Date of fiscal year end:     12/31
                        ------------------

Date of reporting period:   9/30/07
                         -----------------


Item 1.  SCHEDULE OF INVESTMENTS.

Aegis High Yield Fund
Schedule of Portfolio Investments
September 30, 2007
(Unaudited)
                                                          Shares or
                                                          Principal      Market
                                                            Amount        Value
                                                          ---------     --------
Common Stock--0.1%
------------------

Utilities--0.1%
---------------
Independent Power Producers--0.1%

Mirant Corporation                                              249    $  10,129
                                                                          ------
Total Common Stock
------------------
   (Cost $10,274)                                                         10,129
                                                                          ------

Corporate Bonds--97.4%
----------------------

Agriculture--1.4%
-----------------
Alliance One Intl. Inc., Company Guarantee,
     11.00%, 5/15/2012                                    $ 100,000    $ 106,750
                                                                         -------

Airlines--1.5%
--------------
Delta Airlines, Inc., Notes,
     Default, 8.30%, 12/15/2029  (1)                      2,000,000      120,000
                                                                         -------

Apparel--0.6%
-------------
Unifi, Inc., Sr. Sec. Notes, 11.50%, 5/15/2014               50,000       45,750
                                                                         -------

Auto Parts & Equipment--3.4%
----------------------------
Meritor Automotive, Inc., Notes, 6.80%, 2/15/2009           274,000      269,890
                                                                         -------

Building Materials--2.6%
------------------------
Ply Gem Industries, Inc., Sr. Subord. Notes,
     9.00%, 2/15/2012                                       250,000      203,750
                                                                         -------

Commercial Services--2.4%
-------------------------
Great Lakes Dredge & Dock Corp. Sr. Subord. Notes,
     7.75%, 12/15/2013                                      100,000       96,500
Rent-A-Center, Inc., Sr. Subord. Notes, 7.50%, 5/1/2010     100,000       95,500
                                                                         -------
                                                                         192,000
                                                                         -------

Computers--3.9%
---------------
Sungard Data Systems, Inc., Company Guarantee,
     10.25%, 8/15/2015                                      100,000      105,000
Unisys Corp. Sr. Notes, 7.875%, 4/1/2008                    100,000       99,875
Unisys Corp. Sr. Notes, 8.00%, 10/15/2012                   110,000      104,775
                                                                         -------
                                                                         309,650
                                                                         -------

Cosmetics & Personal Care--1.8%
-------------------------------
Del Laboratories, Inc., Company Guarantee,
     8.00%, 2/1/2012                                        153,000      141,525
                                                                         -------

Diversified Financial Services--8.5%
------------------------------------
Ford Motor Credit Co., LLC,
     7.375%, 2/1/2011                                       250,000      239,729
GMAC Sr. Unsec. Notes, 5.85%, 1/14/2009                     200,000      195,809
PMA Capital Sr. Notes, 8.50%, 6/15/2018                     225,000      226,800
                                                                         -------
                                                                         662,338
                                                                         -------

Entertainment--3.0%
-------------------
Mohegan Tribal Gaming Authority, Sr. Unsec. Notes,
     6.125%, 2/15/2013                                      250,000      239,375
                                                                         -------

Food--7.2%
----------
Dole Foods Co., Sr. Notes, 8.625%, 5/1/2009                 250,000      251,875
Ingles Markets, Inc., Sr. Subord. Notes,
     8.875%, 12/1/2011                                      100,000      102,500
Stater Brothers Holdings, Inc., Sr. Notes,
     8.125%, 6/15/2012                                      200,000      204,750
                                                                         -------
                                                                         559,125
                                                                         -------

Forest Products & Paper--0.7%
-----------------------------
Pope & Talbot, Inc., Sr. Notes, 8.375%, 6/1/2013 (1)        100,000       54,500
                                                                         -------

Healthcare Services--7.0%
-------------------------
Alliance Imaging, Inc., Sr. Subord. Notes,
    7.25%, 12/15/2012                                       250,000      240,625
Columbia/HCA, Inc., Debentures, 7.19%, 11/15/2015           100,000       86,965
HCA, Inc., Sr. Unsec. Notes, 6.375%, 1/15/2015              250,000      213,750
                                                                         -------
                                                                         541,340
                                                                         -------

Home Builders--4.3%
-------------------
Beazer Homes USA, Inc., Sr. Notes, 8.375%, 4/15/2012         50,000       39,500
Standard Pacific Corp. Sr. Subord. Notes,
     9.25%, 4/15/2012                                       200,000      135,000
WCI Communities, Inc., Company Guarantee, Subord.,
     9.125%, 5/1/2012                                       200,000      165,500
                                                                         -------
                                                                         340,000
                                                                         -------

Iron & Steel--2.7%
------------------
Ryerson, Inc., Sr. Notes, 8.25%, 12/15/2011                 200,000      215,750
                                                                         -------

Lodging--3.1%
-------------
MGM Mirage, Inc., Sr. Notes, 6.75%, 4/1/2013                250,000      245,625
                                                                         -------

Media--6.1%
-----------
Clear Channel Communications, Sr. Unsec. Notes,
     6.25%, 3/15/2011                                       250,000      229,341
Mediacom LLC/Mediacom Capital Corp. Sr. Notes,
     7.875%, 2/15/2011                                      250,000      246,875
                                                                         -------
                                                                         476,216
                                                                         -------

Metal Fabricate & Hardware--1.2%
--------------------------------
Wolverine Tube, Inc., Sr. Notes, 10.50%, 4/1/2009           100,000       96,000
                                                                         -------

Mining--3.1%
------------
USEC Inc., Sr. Notes, 6.75%, 1/20/2009                      250,000      246,250
                                                                         -------

Miscellaneous Manufacturing--6.6%
---------------------------------
Bombardier, Inc., Notes, 6.75%, 5/1/2012  (2)               200,000      201,500
Polypore, Inc., Sr. Subord. Notes, 8.75%, 5/15/2012         325,000      315,250
                                                                         -------
                                                                         516,750
                                                                         -------

Oil & Gas--8.3%
---------------
Brigham Exploration Co., Sr. Notes, 9.625%, 5/1/2014        250,000      236,875
Pogo Producing Co., Sr. Subord. Notes, 7.875%, 5/1/2013     200,000      208,000
Stone Energy Corp. Sr. Subord. Notes, 8.25%, 12/15/2011     200,000      200,500
                                                                         -------
                                                                         645,375
                                                                         -------

REITs--2.8%
-----------
Thornburg Mortgage Inc., Sr. Notes, 8.00%, 5/15/2013        250,000      220,625
                                                                         -------

Retail--4.1%
------------
Finlay Fine Jewelry Corp. Sr. Notes, 8.375%, 6/1/2012       100,000       76,500
Remington Arms, Inc., Sr. Notes, 10.50%, 2/1/2011           250,000      247,500
                                                                         -------
                                                                         324,000

Semiconductors--3.1%
--------------------
Spansion LLC, Sr. Notes, 11.25%, 1/15/2016  (2)             250,000      246,250
                                                                         -------

Telecommunications--2.4%
------------------------
Intelsat Ltd. Sr. Notes, 6.50%, 11/1/2013                   250,000      191,250
                                                                         -------

Transportation--2.4%
--------------------
Ship Finance Intl. Ltd. Sr. Notes, 8.50%, 12/15/2013        180,000      185,850
                                                                         -------

Trucking & Leasing--3.2%
------------------------
Greenbrier Companies, Inc., Sr. Notes, 8.375%, 5/15/2015    250,000      250,625
                                                                         -------

       Total Corporate Bonds
       ---------------------
                (Cost $7,960,374)                                      7,646,559
                                                                       ---------
Investment Companies--0.0%
--------------------------
Federated Prime Obligations Fund                              3,325        3,325
                                                                       ---------
       Total Investment Companies
       --------------------------
                (Cost $3,325)                                              3,325
                                                                       ---------

       Total Investments--97.5%
       --------------------------
                (Cost $7,973,973) (3)                                  7,660,013


Other Assets and Liabilities--2.5%                                       193,974
                                                                       ---------

Net Assets--100.0%                                                    $7,853,987
                                                                      ==========


(1) Non-income producing security due to default or bankruptcy.

(2) 144A--Represents a security sold under Rule 144A which is exempt from registration and may be resold to qualified institutional buyers under provisions of Rule 144A under the Securities Act of 1933, as amended.

(3) At September 30, 2007, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:
     Cost of Investments                                     $7,973,973
     Gross unrealized appreciation                              $74,819
     Gross unrealized depreciation                            ($388,779)
                                                               ---------
     Net unrealized depreciation on investments               ($313,960)

The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.


ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant s principal executive officer and principal financial officer have concluded that the registrant s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company
Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant s internal control over financial reporting.

Item 3.  EXHIBITS.

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Aegis Funds

By (Signature and Title)  /s/William S. Berno
William S. Berno, President

Date:  November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/William S. Berno
William S. Berno, President

Date:   November 29, 2007

By (Signature and Title) /s/Scott L. Barbee
Scott L. Barbee, Treasurer

Date:   November 29, 2007